Tax Matters - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate	21.00%	21.00%	35.00%
TCJA impact	(0.018)	(0.050)	(0.866)
Taxation of non-U.S. operations	(5.70%)	(6.10%)	(17.00%)
Tax settlements and resolution of certain tax positions	(9.00%)	(5.80%)	(1.20%)
Completion of Consumer Healthcare joint venture transaction(d)	5.30%	0.00%	0.00%
U.S. Healthcare Legislation	0.00%	(0.40%)	0.90%
U.S. R&D tax credit and manufacturing deduction	(0.50%)	(0.70%)	(0.70%)
Certain legal settlements and charges	0.00%	(0.10%)	0.10%
All other, net	(1.50%)	3.10%	(3.90%)
Effective tax rate for income from continuing operations	7.80%	5.90%	(73.50%)